Average Annual Total Returns - Invesco VRDO Tax-Free Weekly ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes) 1Year		ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes) 5Years	ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes) 10Years	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 10Years	Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Nov. 15, 2007	0.32%	0.67%	0.37%	0.32%	0.47%	0.27%	0.33%	0.47%	0.28%	0.51%	[1]	[1]	[1]	0.51%	0.88%	0.50%	1.76%	1.43%	1.16%

[1]	Effective after the close of markets on March 24, 2021, the Fund changed its underlying index from the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index to the ICE US Municipal AMT-Free VRDO Constrained Index. Prior to the commencement date of July 30, 2019, performance for the Underlying Index is not available.